Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings per share
Schedule of basic earnings per share

	Year ended December 31,
	2024	2023	2022
	$'m	$'m	$'m
(Loss)/profit attributable to equity holders as presented in the income statement	(3)	(50)	237
Less: Dividends on preferred shares (see note 26)	(24)	(24)	(11)
(Loss)/profit attributable to equity holders used in calculating earnings per share	(27)	(74)	226
Weighted average number of ordinary shares for EPS (millions)*	597.7	597.6	601.0
(Loss)/earnings per share	$(0.05)	$(0.12)	$0.38